Commission and Fee Income (Tables)	6 Months Ended
Jun. 30, 2019
Commissions and Fee Income [Abstract]
Disaggregation of revenues by product type and business segment based on IFRS 15 [text block table]

Commissions and Fee Income

Disaggregation of revenues by product type and business segment

	Three months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	68	62	6	0	136
Commissions for assets under management	5	72	824	1	903
Commissions for other securities	88	7	1	0	96
Underwriting and advisory fees	423	4	0	(1)	426
Brokerage fees	270	237	20	1	528
Commissions for local payments	101	261	(0)	0	362
Commissions for foreign commercial business	114	31	0	(0)	145
Commissions for foreign currency/exchange business	2	2	0	(0)	3
Commissions for loan processing and guarantees	158	73	0	1	232
Intermediary fees	1	125	0	2	128
Fees for sundry other customer services	146	52	30	0	228
Total fee and commissions income	1,375	927	881	4	3,188
Gross expense					(711)
Net fees and commissions					2,484

	Three months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank[1]	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	78	64	6	(0)	147
Commissions for assets under management	18	63	801	(0)	882
Commissions for other securities	75	7	1	0	83
Underwriting and advisory fees	504	6	0	(7)	503
Brokerage fees	305	215	26	0	546
Commissions for local payments	103	258	0	(0)	361
Commissions for foreign commercial business	120	36	0	(0)	156
Commissions for foreign currency/exchange business	2	2	0	0	4
Commissions for loan processing and guarantees	178	82	0	0	260
Intermediary fees	1	127	0	3	131
Fees for sundry other customer services	201	60	31	1	292
Total fee and commissions income	1,584	920	865	(4)	3,364
Gross expense					(730)
Net fees and commissions					2,634

[1]Prior period comparatives have been restated. € 35 million for the three months ended June 30, 2018 were reclassified from Commission and Fee Income to Net interest income.

	Six months ended Jun 30, 2019
in € m. (unless stated otherwise)	Corporate & Investment Bank	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	132	121	11	(0)	264
Commissions for assets under management	11	140	1,563	1	1,715
Commissions for other securities	158	15	1	0	173
Underwriting and advisory fees	836	9	0	(9)	836
Brokerage fees	527	493	33	2	1,055
Commissions for local payments	202	524	(0)	(0)	726
Commissions for foreign commercial business	231	63	0	(0)	293
Commissions for foreign currency/exchange business	3	4	0	(0)	7
Commissions for loan processing and guarantees	336	145	0	2	484
Intermediary fees	2	251	(0)	6	260
Fees for sundry other customer services	282	105	62	0	449
Total fee and commissions income	2,721	1,868	1,669	2	6,260
Gross expense					(1,407)
Net fees and commissions					4,865

	Six months ended Jun 30, 2018
in € m. (unless stated otherwise)	Corporate & Investment Bank[1]	Private & Commercial Bank	Asset Management	Corporate & Other	Total Consolidated
Major type of services:
Commissions for administration	150	131	12	(1)	292
Commissions for assets under management	32	130	1,617	(0)	1,778
Commissions for other securities	142	16	2	0	160
Underwriting and advisory fees	973	10	0	(21)	963
Brokerage fees	674	516	45	(0)	1,236
Commissions for local payments	209	512	(0)	(1)	721
Commissions for foreign commercial business	241	71	0	(0)	311
Commissions for foreign currency/exchange business	4	4	0	(0)	7
Commissions for loan processing and guarantees	352	161	0	1	513
Intermediary fees	5	250	0	7	261
Fees for sundry other customer services	380	119	56	1	556
Total fee and commissions income	3,163	1,918	1,731	(15)	6,797
Gross expense					(1,511)
Net fees and commissions					5,286

[1]Prior period comparatives have been restated. € 73 million for the six months ended June 30, 2018 were reclassified from Commission and Fee Income to Net interest income.